Note 15 - Retirement and Pension Plans (Detail) - Summary of Estimated Future Benefit Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 3
2014	9
2015	5
2016	5
2017and thereafter	686
Total estimated future benefit payments	$ 708